LONG-TERM DEBT - ABL Facility (Details) - Line of Credit - ABL Facility	Nov. 17, 2016 USD ($)
Short-term Debt [Line Items]
Debt instrument, term	6 months
Line of credit facility, maximum borrowing capacity	$ 25,000,000
Advance of principal balance of eligible installment loans	80.00%
Maximum threshold for loan-to-value rate for conventional priority-of-payment waterfall	80.00%
Interest rate (as percent)	1.00%
Commitment fee on unused portion (as percent)	0.50%
Monitoring fee (as percent)	4.00%
Prepayment fee (as percent)	3.00%
London Interbank Offered Rate (LIBOR) | Maximum
Short-term Debt [Line Items]
Basis spread (as percent)	8.00%